Trade receivables	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	Trade receivables and contract assets
Trade receivables and contract assets are non-interest bearing. Trade receivables generally have 30-90 day payment terms.

	At December 31,
	2023	2024	2025
	(in thousands)
Trade receivables	$10,803	$7,211	$3,662
Contract assets	497	122	98
Provision for credit notes to be issued	(164)	(101)	(334)
Provisions on trade receivables	(2,524)	(2,301)	(50)
Net trade receivables	$8,612	$4,931	$3,376
In the years ended December 31, 2025, 2024 and 2023, the Company recorded credit notes primarily related to customer product returns and, in 2023, rebate programs. Such rebates are recorded as a reduction of revenue in the same period that the product is delivered.
The movements in the provision for impairment of receivables were as follows:

	December 31,
	2023	2024	2025
	(in thousands)
At January 1,	$2,524	$2,524	$2,301
Charge for the year	—	—	—
Utilized amounts	—	(223)	(2,251)
Unutilized amounts	—	—	—
At year end	$2,524	$2,301	$50
In the years ended December 31, 2023, 2024 and 2025, no new trade receivables were impaired. Trade receivables impaired are related primarily to significantly aged receivables, which the Company no longer expects to collect although still subject to legal enforcement. After seven years, the Company writes off the receivable definitively and the related provision is reversed as utilized. The "unutilized amounts" refers to the portion of the estimated liability that was not required, if any, typically due to recovery from the customer.
As at year end, the aging analysis of trade receivables and contract assets that were not impaired is as follows:

	Total	Neither past due nor Impaired	Past due but not impaired
			<30 days	30-60 days	60-120 days	>120 days
	(in thousands)
At December 31, 2023	$8,612	$6,532	$1,919	$101	$4	$56
At December 31, 2024	$4,931	$4,392	$501	$—	$—	$38
At December 31, 2025	$3,376	$2,715	$634	$—	$—	$27
Due to its historical experience, the Company does not assign credit risk rating grades to its trade receivables, but assesses credit risk at the customer level. Based on an analysis of historical credit losses, the Company has not applied any expected credit losses to its outstanding receivables as of the year end beyond specific provisions for doubtful accounts.